Notes payables and accrued liabilities (Details) - USD ($)		Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued expenses		$ 425,909	$ 408,387
Notes payable	[1]	75,000
Notes payables and accrued liabilities		$ 500,909	$ 408,387

[1]	On May 27, 2016, the Company issued the promissory notes to a non-related third party in the sum of $30,000 with 5% annual interest rate. All interest, principal and other costs hereunder shall be due and payable on May 26, 2017. On June 22, 2016, the Company issued the promissory notes to a non-related third party in the sum of $45,000 with 5% annual interest rate. All interest, principal and other costs hereunder shall be due and payable on June 21, 2017.